SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company balances and transactions are eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Uses of estimates

Uses of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include the valuation of accounts receivable, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, the discount rate used to calculate lease liabilities, the amount of worldwide tax provision, realization of deferred tax assets, provision necessary for contingent liabilities, and revenue recognition. Actual results could differ from those estimates.

Risks and uncertainties

Risks and uncertainties

The main operations of the Company are located in Malaysia. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in political, economic, social, regulatory, and legal environments in Malaysia, as well as by the general state of the economy in Malaysia. Although the Company has not experienced losses from these situations and believes that it complies with existing laws and regulations, including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The Company’s business, financial condition, and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics, and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Noncontrolling interests

Noncontrolling interests

The Company follows FASB (Financial Accounting Standards Board) ASC (Accounting Standards Codification) Topic 810, “Consolidation,” governing the accounting for and reporting of noncontrolling interests (“NCI”) in partially owned consolidated subsidiaries and the loss of control of subsidiaries. Certain provisions of this standard indicate, among other things, that NCI be treated as a separate component of equity, not as a liability, that increases and decreases in the parent’s ownership interest that leaves control intact to be treated as equity transactions rather than as step acquisitions or dilution gains or losses, and that losses of a partially-owned consolidated subsidiary be allocated to noncontrolling interests even when such allocation might result in a deficit balance.

The net income attributed to NCI were separately designated in the accompanying statements of operations. Losses attributable to an NCI in a subsidiary may exceed such NCI’s interest in the subsidiary’s equity. The excess attributable to an NCI is attributed to those interests. NCI shall continue to be attributed their share of losses, even if that attribution results in a deficit NCI balance.

As of March 31, 2024 and September 30, 2023, the Company had NCIs of $51,053,080 and $51,264,407, respectively, which represent 49% of the equity interest of One Eighty Ltd. For the six months ended March 31, 2024 and 2023, the Company had net losses of $250,908 and nil, respectively, that were attributable to NCIs.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains all of its bank accounts in Malaysia. Cash deposits with financial institutions in Malaysia are subject to certain protection under the requirement of the deposit insurance system. The maximum insurance coverage limit is MYR250,000 ($60,000) per bank account. As of March 31, 2024 and September 30, 2023, the Company had cash and cash equivalents of $479,493 and $2,524,957, respectively, of which $nil and $2,032,346 were not covered by such insurance, respectively.

Accounts receivable, net

Accounts receivable, net

Accounts receivable primarily include service fees generated from providing online and offline advertising services, branding services and payment solution services to retail merchant customers (see Note 3).

Accounts receivable are presented net of allowance for doubtful accounts. The Company determines the adequacy of allowance for doubtful accounts based on individual account analysis, historical collection trend, and the best estimate of specific losses on individual exposures. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of March 31, 2024 and September 30, 2023, the bad debt allowance was $2,642 and $101,947, respectively.

Short-term/long-term deposits

Short-term/long-term deposits

All deposits owned by the Company are fixed deposits held in its banks. Deposits with original maturities of 91 days to one year are considered short-term deposits; deposits with original maturities of more than one year are classified as long-term deposits. The deposits are carried at cost with interest earned, which approximates fair value.

Property and equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment are provided using the straight-line method over their expected useful lives, as follows:

Useful life
Office equipment and furniture	4 to 10 years
Motor vehicles	5 years
Property - office building and office suite	50 years

Expenditures for maintenance and repair, which do not materially extend the useful lives of the assets, are charged to expenses as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income (loss) in other income (expenses).

Intangible assets

Intangible assets

The Company’s intangible assets primarily consist of purchased and customized computer software and applications used in conducting the Company’s cash rebate, digital advertising, and software licensing business. Intangible assets also include content assets, which are licensed movies and television series acquired from third-party content providers in order to offer members unlimited viewing of such content to drive traffic on the Company’s SEEBATS website and mobile app. Intangible assets are carried at cost less accumulated amortization and any recorded impairment (see Note 6).

Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Useful life
Computer software and applications	5-10 years
Computer system - AI calculation engine	5-10 years
Trademark	10 years
Technology	10 years
Customer relationship	10 years
Content assets-licensed movies and television series	Over the license period or estimated period of use

Goodwill

Goodwill

Goodwill is the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. In accordance with ASC Topic 350, “Intangibles-Goodwill and Other,” goodwill is not amortized but is tested for impairment, annually or more frequently when circumstances indicate a possible impairment may exist. Impairment testing is performed at a reporting unit level.

Generally, the Company first performs a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If factors indicate that this is the case, the Company then estimates the fair value of the related reporting unit determined using discounted cash flow (“DCF”) analysis. A number of significant assumptions and estimates are involved in the application of the DCF analysis to forecast operating cash flows, including the discount rate, the internal rate of return and projections of realizations and costs to produce. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated.

If the fair value is less than the carrying value, the goodwill of the reporting unit is determined to be impaired and the Company will record an impairment equal to the excess of the carrying value over its fair value. The Company did not record any impairment loss during the six months ended March 31, 2024.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets with finite lives, including intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated future undiscounted cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of March 31, 2024 and September 30, 2023.

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts receivable, prepaid expenses and other current assets, deferred revenue, taxes payable, due to a related party, and accrued expenses and other current liabilities approximate the fair value of the respective assets and liabilities as of March 31, 2024 and September 30, 2023, based upon the short-term nature of the assets and liabilities.

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of March 31, 2024 by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term/long-term deposits	$610,360	$-	$-	$610,360

The Company measures certain non-financial assets on a non-recurring basis:

	Level 1	Level 2	Level 3	Total
Assets:
Intangible assets acquired from the acquisition of One Eighty Ltd	$-	$-	$23,500,000	$23,500,000
Goodwill arising from the acquisition of One Eighty Ltd	$-	$-	$82,244,248	$82,244,248

The fair value of the intangible assets and goodwill from the business combination (see Note 16) were determined based on the discounted cash flow method, which is an income approach, and required the use of inputs that were unobservable in the marketplace (Level 3), including a discount rate that would be used by a market participant, projections of revenue and cash flows.

Foreign currency translation

Foreign currency translation

The functional currency for Starbox Group, Starbox International, Starbox Global, Irace Technology, ProSeeds, Trade Route, Carnegie Hill, One Eighty Ltd, and Benefit Pointer are the U.S Dollar (“US$”). Starbox Berhad, StarboxGB, StarboxSB, StarboxPB, One Eighty Holdings Sdn Bhd, 180 Degrees, and Media Elements use Malaysian Ringgit (“MYR”) as their functional currency. The Company’s consolidated financial statements have been translated into and reported in US$. Assets and liabilities accounts are translated using the exchange rate at each reporting period end date. Equity accounts are translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2024	March 31, 2023	September 30, 2023
Period-end spot rate	US$1=MYR4.7225	US$1=MYR4.4130	US$1=MYR4.6983
Average rate	US$1=MYR4.7094	US$1=MYR4.4774	US$1=MYR4.5263

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). The foreign currency translation gain or loss resulting from the translation of the financial statements expressed in MYR to US$ is reported in other comprehensive income (loss) in the consolidated statements of operations and comprehensive income (loss).

Revenue recognition

Revenue recognition

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company currently generates its revenue from the following main sources:

Revenue from advertising services

a) Digital advertising services

The Company’s advertising service revenue is derived principally from advertising contracts with retail merchant customers (the “advertisers”), which allow advertisers to place advertisements on the Company’s websites and mobile apps and third-party social media channels over a particular period of time. The advertising contracts specify the related fees and payment terms and provide evidence of the arrangements. The Company’s digital advertising services are to (i) provide advertisement design and consultation services to help advertisers precisely shape their digital advertising strategies and optimize the design, content, and layout of their advertisements and (ii) the displaying of advertisers’ advertisements of products and services on the Company’s websites and mobile apps and third-party social media channels over a particular period of time and in a variety of forms, such as logos, banners, push notification, and posts by accounts of influencers and bloggers, to help promote advertisers’ products and services and enhance their brand awareness. Advertisers may elect to engage with the Company for only advertisement display services or both advertisement design and consultation services and advertisement display services.

In connection with these digital advertising services, the Company charges retail merchant customers nonrefundable digital advertising service fees. For advertisement design and consultation services, the Company’s stand-alone selling price ranges from approximately $4,000 to approximately $85,000 for each of the service commitments, including advice on advertising strategies, customization and optimization of the desired content, length, color tone, layout, format, and presentation of the advertisements. Advertisers may elect to use any agreed-upon combination of services in one package, depending on their specific needs. For advertisement display through logos, banners, push notifications, and posts by accounts of influencers and bloggers, the Company charges advertisers service fees with a range from approximately $5,000 to approximately $300,000, depending on the distribution channels used and the duration of the advertisement display. The Company is acting as a principal in providing digital advertising services to customers, has latitude in establishing prices, and is responsible for fulfilling the promise to provide customers the specified services. The Company recognizes revenue for the amount of fees it receives from its customers, after deducting discounts and net of service taxes under ASC 606.

The Company identifies advertisement design and consultation services and advertisement display services as two separate performance obligations, as each is a service that is capable of being distinct and distinct in the context of advertising contracts. Each of the service commitments in advertisement design and consultation services, including advice on advertising strategies, customization and optimization of the desired content, length, color tone, layout, format, and presentation of the advertisements, are not distinct in the context of advertising contracts, because they are inputs to deliver the combined output of advertisements to be displayed as specified by the customer. Therefore, advertisement design and consultation services are identified as a single performance obligation. The Company allocates revenue to each performance obligation based on its stand-alone selling price, which is specified in the contracts.

The Company’s advertisement design and consultation services are normally rendered within a short period of time, ranging from a few days to a month. As all the benefits enjoyed by the customers can be substantially realized at the time when the design and consultation services are completed, the Company recognizes revenue at the point when designated services are rendered and accepted by the customers. The Company does not provide rights of return, credits or discounts, price protection, or other similar privileges to customers for such services and accordingly no variable consideration included in such services.

The majority of the Company’s advertising contracts are for the provision of advertisement display on the Company’s websites and mobile apps and social media channels for a fixed period of time (ranging from a few weeks to a few months) without a guaranteed minimum impression level. In instances where certain discounts are provided to customers for advertisement displays, such discounts are reported as deduction of revenue. Revenue from advertisement services is recognized over the period the advertisement is displayed. Advances from customers are deferred first and then recognized as revenue upon the completion of the contract. There are no future obligations after the completion of the contract and no rights of refund related to the impression levels.

b) Brand-building-related consulting services

The Company’s advertising service revenue is derived principally from its advertising and brand-building-related consulting service agreements with customers, pursuant to which the Company provides creative ideas, strategies, proposals, and solutions to customers for advertising and brand positioning, helping them create appropriate advertising languages or images, identifying appropriate communication media channels, incorporating advertising and brand promotion strategies into their marketing plans, and recommending and coordinating the customers with relevant media channels for advertisement display or broadcasting. The Company’s advertising and brand-building-related consulting service agreements with customers are fixed-price agreements, and the service fees depend on the job scope and complexity of each project. It normally takes a few months to one year to complete a project, including market research, advertisement idea conceptualization, brand positioning proposals, and final delivery of customer-accepted proposals and solutions.

Each of the service promises in an advertising and brand-building-related consulting service agreement is not distinct in the context because they are the inputs to deliver the combined output. Therefore, these performance obligations are identified as a combined single performance obligation. Once a customer accepts the final deliverables, which marks the completion of an agreement, there are no future obligations and no rights of refund. The Company allocates contract price to such single performance obligation over the service period. Revenue from such services is recognized over the period. Advances or deposits from customers are deferred first and then recognized as revenue until the completion of the service.

The Company is acting as a principal in these transactions and records revenue earned and costs incurred related to these transactions on a gross basis, because the Company has discretion in establishing prices, and is responsible for fulfilling the promises and transferring services to the customer and assumes fulfilment risk.

Revenue from cash rebate, payment solution services, and media booking

a) Cash rebate services

The Company also utilizes its websites and mobile apps to connect retail merchants and retail shoppers and facilitate retail shoppers to purchase consumer products or services from retail merchants online or offline under the cash rebate programs offered by retail merchants. The cash rebate offered by retail merchants range from 0.3% to 99.99% based on the sales price of the products or services, among which approximately 48% to 90% are awarded to retail shoppers, and the Company is entitled to receive and retain the remaining approximately 52% to 10% as cash rebate revenue for facilitating online and offline sales transactions. There is a single performance obligation in the contract, as the performance obligation is to facilitate the sales transactions between the retail shoppers and the retail merchants.

The Company merely acts as an agent in this type of transactions. The Company does not have control of the goods or services under the sales transactions between the retail merchants and retail shoppers, has no discretion in establishing prices, and does not have the ability to direct the use of the goods or services to obtain substantially all the benefits. The Company recognizes cash rebate revenue at the point when retail merchants and retail shoppers are connected and the sales transactions are facilitated and completed. Revenue is reported net of service taxes.

b) Payment solution services

In May 2021, the Company started to provide payment solution services to retail merchant customers by referring them to VE Services Sdn Bhd (“VE Services”), a Malaysian Internet payment gateway company and a related-party entity controlled by one of the shareholders of the Company. The Company entered into an appointment letter with VE Services and started to refer retail merchant customers to VE Services to process payments through multiple payment methods, such as FPX, Alipay, Maybank QR Pay, Boost, Touch ‘n Go, and GrabPay. VE Services first charges retail merchants a service fee ranging from 1.50% to 2.50%, based on the processed payment amount and payment processing methods used, and the Company is entitled to receive a portion of the service fees as commissions for the referrals. The commission rate ranges from 0.15% to 0.35% based on the total service fees collected by VE Services from the retail merchants when the payment processing is completed. The Company merely acts as an agent in this type of transaction. The Company has no discretion in establishing prices and does not have the ability to direct the use of the services to obtain substantially all the benefits. Such revenue is recognized at the point when the payment is processed and the Company’s performance obligations are satisfied.

c) Media booking

The Company also sells media companies’ advertising spaces to merchant customers on behalf of media companies. Media channel booking includes press media booking, TV commercial airtime booking, broadcasting or radio media booking, billboard media booking, and digital media booking. The Company signs agency agreements with media companies to sell their advertising spaces to merchant customers who have advertising needs. The Company’s performance obligations include referring merchant customers to media companies and getting paid by media companies referral fees or commissions at pre-determined rates negotiated with the media companies, which are rates based on advertising amounts purchased or spent by merchant customers. Revenue is recognized at the point when merchant customers have posted their advertisements on the media channels. The Company is acting as an agent in these transactions, as it does not have discretion in establishing prices, and is not responsible for fulfilling the promise and providing customers the specified services and deliverables.

Revenue from software licensing

In 2023, the Company started its software licensing business, in which the Company develops software, such as the data management system, licenses the use right of the software to customers for certain periods of time for licensing income, and provides related technology support and system maintenance services on a monthly basis. A software licensing contract with a customer includes promises to transfer software products and provide technical support and system maintenance services, which are generally capable of being distinct performance obligations. Software licensing is considered a distinct performance obligation and is accounted for separately from the technical support and system maintenance services. Revenue from distinct software licensing is recognized at the point in time when the software is delivered to the customers. Revenue from technical support, system maintenance, and upgrades is recognized over the period in which the service is provided. The stand-alone sales prices (“SSPs”) for distinct performance obligations are based on directly observable pricing. In instances where the SSP is not directly observable, such as when the Company does not sell the product or service separately, the Company determines the SSP using information that may include market conditions and other observable inputs.

Revenue from photograph, commercial video and audio recording, and production services (“production services”)

The Company signs fixed-price agreements with customers who already have their own concept or ideas for the commercial photo, video, and audio, but need professionals and talents to help turn their unique vision, voice, and expression into displayable and captivating advertisements in photograph, video, or audio format. The Company’s performance obligations include identifying, organizing, and coordinating with professional teams (including qualified photographers, videographers, film directors, actors or models, commercial voiceover talents, stylists, makeup artists, editors, video and audio engineers, and music mixing engineers) to perform such services, shooting location rental, equipment and transportation vehicle rental, developing the script for the dialog for photographing and video and audio recording, post production editing, and the delivery of final quality products to customers to satisfy their advertising needs. As a result of these combined performance obligations, the Company delivers the final photograph, video, or audio recording outputs to customers when the related services are rendered. These services are not distinct in the context of the service agreements because they are the inputs to deliver the combined output to the customers. The agreement with customers for such photograph, commercial video and audio recording, and production services specifies the service fees, payment terms, work scope, and arrangements. Once customers accept the final deliverables, which marks the completion of the agreements, there are no future obligations and no rights of refund. The Company allocates a contract price to such single performance obligations at the point when the services are rendered and the photograph, video, or audio recording products are delivered to customers. Revenue is recognized at the point when the final products are delivered to customers and are accepted by them.

The Company is acting as a principal and records revenue earned and costs incurred related to these transactions on a gross basis, because the Company has the discretion in establishing prices, is responsible for fulfilling the promises and delivering the final products to the customer, assumes fulfilment risk having latitude in selecting third-party professional teams to complete the advertising production job, and bears the risk for services that are not fully paid for by customers.

Revenue from marketing and promotional campaign services and others

The Company assists merchants in planning, arranging, and executing seasonal on-the-ground sales and promotional campaigns, normally in shopping malls. The Company’s services include providing sales campaign proposals, coordinating with shopping mall owners for location rental, assisting merchant clients with equipment rental, advising the clients on site layout arrangements and decorations, and providing product display strategies. The Company considers these a single performance obligation. It usually takes a few days to a few weeks from the preparation of the marketing and sales campaign event to the execution. The service agreement with a merchant client is a fixed-price agreement, and the Company is entitled to receive the payment when the related services are rendered. Contract price is allocated to one single performance obligation upon rendering the services. Revenue is recognized at the point when the marketing and promotion event is organized and related services are performed.

The Company is acting as a principal for such service and records revenue earned and costs incurred related to these services on a gross basis, because the Company has latitude in establishing prices, and is responsible for fulfilling the promise and providing customers with the specified services.

Disaggregation of revenue

Disaggregation of revenue

The Company disaggregates its revenue from contracts by service types, as the Company believes it best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. The summary of the Company’s disaggregation of revenue by service types for the six months ended March 31, 2024 and 2023 is as follows:

	For the six months ended March 31,
	2024	2023

Revenue from advertising services	$1,053,614	$2,220,794
Revenue from cash rebate, payment solution services, and media booking	279,816	14,924
Revenue from software licensing	2,079,112	1,740,472
Revenue from production services	652,745	-
Revenue from marketing and promotional campaign service	383,234	-
Total operating revenue	$4,448,521	$3,976,190

Cost of revenue	Cost of revenue Cost of revenue mainly consisted of labor costs and production costs for advertisement consultation, design, and production services of One Eight Ltd.
Deferred revenue (contract liabilities)

Deferred revenue (contract liabilities)

In accordance with ASC 606, the Company recognizes revenue when a customer obtains control or satisfaction of the related performance obligation. Amounts in deferred revenue at period-end reflect orders for which cash payments are received or due prior to the transfer of control or satisfaction of the related performance obligation. Contract liabilities within the Company’s consolidated balance sheets as of March 31, 2024 and September 30, 2023 primarily consisted of deferred revenue. The Company’s performance obligations are generally satisfied within 12 months of the initial contract date. As of March 31, 2024 and September 30, 2023, deferred revenue amounted to $29,691 and $393,615, respectively.

Operating leases

Operating leases

On May 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of ASC Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet.

The Company determines if an arrangement contains a lease at the inception of a contract under ASC Topic 842. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, ROU assets and liabilities are recognized at the commencement date based on the present value of any remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of its leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The ROU assets include adjustments for accrued lease payments. The ROU asset also includes any lease payments made prior to commencement and is recorded net of any lease incentives received. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that it will exercise such options.

A short-term lease is defined as a lease that, at the commencement date, has a lease term of 12 months or less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. When determining whether a lease qualifies as a short-term lease, the Company evaluates the lease term and the purchase option. Hence, the Company does not recognize any operating lease ROU assets and operating lease liabilities for short-term leases.

The Company evaluates the carrying value of ROU assets if there are indicators of impairment and reviews the recoverability of the related asset group. If the carrying value of the asset group is determined to not be recoverable and is in excess of the estimated fair value, the Company will record an impairment loss in other expenses in the consolidated statements of operations. There was no impairment for right-of-use lease assets as of March 31, 2024 and September 30, 2023.

Operating expenses

Operating expenses

The Company’s operating costs primarily consist of (i) marketing and promotional expenses to develop members, merchants, and advertisers, (ii) website and facility maintenance expenses to upgrade, optimize, and maintain its websites and mobile apps, (iii) employee salary and benefit expenses, (iv) professional and business consulting expenses, and (v) other general office expenses for administrating the Company’s business. Operating costs are expensed as incurred. Judgment is required to determine whether to separately present cost of revenue, selling expenses, and general and administrative expenses. The Company considers materiality, the manner that operating costs can be separately identified, and what is most useful to financial statement users, and elects to present all costs and operating expenses as a single line item “cost, selling, general, and administrative expenses” as reflected in the consolidated statements of operations. Management believes that such presentation is meaningful when considering the nature of the Company’s operations and the manner in which the Company manages its business.

Software development costs (research and development expenses)

Software development costs (research and development expenses)

The Company expenses software development costs as research and development (“R&D”) expenses for software that it intends to sell or lease (external-use), under ASC 985-20, as such expenses are incurred until technological feasibility is established, at which time such expenses are capitalized until the product is available for general release to customers. The Company capitalizes the software that is for internal use under ASC 350-40.

Research and development expenses included in operating costs amounted to $11,796,112 and $147,345 for the six months ended March 31, 2024 and 2023, respectively.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes were incurred during the six months ended March 31, 2024 and 2023. The Company does not believe there was any uncertain tax provision as of March 31, 2024 and September 30, 2023.

The Company’s operating subsidiaries in Malaysia are subject to the income tax laws of Malaysia. No significant income was generated outside Malaysia for the six months ended March 31, 2024 and 2023. As of March 31, 2024, all of the Company’s tax returns of its Malaysian subsidiaries remain open for statutory examination by relevant tax authorities for seven years from the date the corporate income tax return was filed.

Service taxes

Service taxes

Service tax is a consumption tax levied by Malaysian tax authorities and is charged on any taxable service income (including digital services) provided in Malaysia by a registered company in carrying on their business. The rate of service tax is 6% ad valorem for all taxable services and digital services except for the provision of charge or credit card services. A taxable entity is a company that is registered or liable to be registered for service taxes. A company is liable to be registered if the total value of its taxable services for a 12-month period exceeds or is expected to exceed the prescribed registration threshold of MYR500,000 (approximately $107,000) as an advertising service provider. Service taxes amounted to $339,046 and $134,824 for the six months ended March 31, 2024 and 2023, respectively, and were recorded as a deduction against the Company’s gross revenue.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options, and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended March 31, 2024 and 2023, there were no dilutive shares due to the feature of anti-dilutive.

Statement of cash flows

Statement of cash flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies using the average exchange rate in the period. As a result, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Related parties and transactions

Related parties and transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence. Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions. Transactions between related parties are also considered to be related party transactions even though they may not be given accounting recognition. While ASC does not provide accounting or measurement guidance for such transactions, it nonetheless requires their disclosure.

Recent accounting pronouncements

Recent accounting pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In November 2023,the FASB issued ASU 2023-07 - Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant expenses. The update will require disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (CODM) and included within segment profit and loss. Require that an entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition. The other segment items category is the difference between segment revenue less significant expenses disclosed and each reported measure of segment profit or loss. The amendments are effective for the Company as of the beginning of 2024 fiscal year, and interim periods beginning 2025, with early adoption permitted, and will be applied retrospectively to all prior periods presented. The Company is currently evaluating the impact of the adoption of this standard to determine its impact on its disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its financial statements and disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive income, and statements of cash flows.